SHARES TO BE ISSUED - LIABILITY (Tables)	9 Months Ended
Sep. 30, 2021
Shares To Be Issued - Liability
SCHEDULE OF SHARES TO BE ISSUED LIABILITY

Shares to be issued - liability is summarized as below:

Beginning Balance, January 1, 2021	$87,029
Shares to be issued	5,634,484
Shares issued	(5,092,397)
Ending Balance, September 30, 2021	$629,116

Shares to be issued - liability is summarized as below:

Beginning Balance, January 2, 2020	$-
Shares to be issued	87,029
Shares issued	-
Ending Balance, September 30, 2020	$87,029